Commitments and Contingencies - Environmental Laws and Regulations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2015
Minimum [Member] | Natrium West Virginia And Lake Charles South Facility [Member]
Loss Contingencies [Line Items]
Period during which facilities are operational	65 years